Taxes - Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 € / m³	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Sep. 30, 2022
Disclosure of income tax [Line Items]
Applicable tax rate		24.60%	24.60%	24.61%
Unused tax losses for which no deferred tax asset recognised		$ 2,400,000		$ 2,700,000
Deductible temporary differences, unused tax losses and unused tax credits expired		118,300		190,400
Maximum sales limit to companies for applicability of progressive decrease of the french corporate income tax rate | €			€ 250
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		700,000		400,000
Windfall tax		222,859
Vermilions Canada Segment [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences, unused tax losses and unused tax credits expired		$ 1,400,000		$ 1,400,000
Bottom of range [member]
Disclosure of income tax [Line Items]
Windfall royalty annual realized pricing | € / m³	0.50
France
Disclosure of income tax [Line Items]
Applicable tax rate		25.80%	25.80%	27.40%
Temporary solidarity contribution		33.00%	33.00%
Netherlands
Disclosure of income tax [Line Items]
Applicable tax rate		50.00%	50.00%	50.00%
Temporary solidarity contribution		33.00%	33.00%
Windfall royalty rate	65.00%
Netherlands | Bottom of range [member]
Disclosure of income tax [Line Items]
Windfall royalty annual realized pricing | € / m³	0.50
Germany
Disclosure of income tax [Line Items]
Applicable tax rate		31.30%	31.30%	31.40%
Temporary solidarity contribution	33.00%	33.00%	33.00%
Ireland
Disclosure of income tax [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%
Temporary solidarity contribution	75.00%
United States
Disclosure of income tax [Line Items]
Applicable tax rate		21.00%	21.00%	21.00%
European Union | Bottom of range [member]
Disclosure of income tax [Line Items]
Average taxable profits					0.00%
Temporary solidarity contribution		33.00%	33.00%
European Union | Top of range [member]
Disclosure of income tax [Line Items]
Average taxable profits					120.00%
Corporate income tax [Member] | Australia
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%	30.00%
PRRT [Member] | Australia
Disclosure of income tax [Line Items]
Applicable tax rate		40.00%	40.00%
FrenchCorporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		25.80%	25.80%	32.00%
Dutch Corporate Tax Rate [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		25.80%	25.80%	25.00%